Taxes	6 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Taxes

Note 11 — Taxes

Singapore

Republic Power Pte Limited is incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately USD 7,777) taxable income and 50% of the next SGD 190,000 (approximately USD 147,756) taxable income exempted from income tax.

Net operating loss will be carried forward indefinitely under Singapore profits tax regulation. As of December 31, 2025 and 2024, the Company is operating at a loss and it will be carried forward to offset future taxable income.

Significant components of the provision for income taxes are as follows:

	For the six-months ended December 31, 2024 (Unaudited)	For the Six Months ended December 31, 2025 (Unaudited)
	SGD	SGD	USD
Current income tax	—	—	—
Deferred income tax	—	—	—
Provision for/(benefit from) income tax	—	—	—

A reconciliation between the Company’s actual provision for income taxes and the provision at the Singapore statutory rate was as follows:

	For the six-month period ended December 31, 2024 (Unaudited)	For the six-month period ended December 31, 2025 (Unaudited)
	SGD	SGD	USD
Loss before income tax	(1,167,632)	(981,469)	(763,255)
Singapore income tax rate	17%	17%	17%
Income tax expense computed at statutory rate	(198,497)	(166,850)	(129,753)

Reconciling items:
Non-deductible expenses	2,792	105	81
Non-taxable income	(645)	—	—
Deferred tax asset not recognized in current year	196,350	166,745	129,672
Total provision for/(benefit from) income tax	—	—	—
Effective tax rate	0.0%	0.0%	0.0%

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and June 30, 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended December 31, 2025 and 2024 and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025.

Taxes payable consisted of the following:

	June 30, 2025 (Audited)	December 31, 2025 (Unaudited)
	SGD	SGD	USD
Income taxes payable	1,729,163	1,729,163	1,344,710
Total	1,729,163	1,729,163	1,344,710